Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Jul. 27, 2012
Document And Entity Information
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Document Type	6-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float
Entity Common Stock, Shares Outstanding		128,877,243
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012